Royalty, stream and working interests - Impairments of Royalties, Streams and Working Interests (Details)		1 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / bbl $ / $	Nov. 13, 2012
Royalty, stream and working interests
Impairment of royalty, streams and working interests	$ 271,700,000	$ 271,700,000	$ 262,100,000
Recoverable amount	476,700,000	476,700,000
Edmonton Light prices (in US $/ barrels) | $ / bbl			8.55
Exchange rate (US $ / Canadian dollar) | $ / $			0.72
WTI oil price increase (as percentage)			2.00%
Increase (Decrease) to impairment charges due to 1% increase in discount rate			$ 51,000,000
Increase (Decrease) to impairment charges due to 1% decrease in discount rate			(59,000,000)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices			(76,300,000)
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices			77,600,000
Remainder of 2020
Royalty, stream and working interests
WTI oil price (in US $/ barrels)			30.00
2021
Royalty, stream and working interests
WTI oil price (in US $/ barrels)			41.18
2022
Royalty, stream and working interests
WTI oil price (in US $/ barrels)			49.88
2023
Royalty, stream and working interests
WTI oil price (in US $/ barrels)			55.87
2024
Royalty, stream and working interests
WTI oil price (in US $/ barrels)			57.98
SCOOP/STACK
Royalty, stream and working interests
Impairment of royalty, streams and working interests		207,200,000
Recoverable amount	309,200,000	309,200,000
Increase (Decrease) to impairment charges due to 1% increase in discount rate			34,100,000
Increase (Decrease) to impairment charges due to 1% decrease in discount rate			(39,900,000)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices			(37,300,000)
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices			$ 37,800,000
Weyburn
Royalty, stream and working interests
Percentage of NRI				11.71%
Percentage of ORR			0.44%
Percentage of WI			2.56%
Impairment of royalty, streams and working interests		60,500,000
Recoverable amount	162,800,000	162,800,000
Change in discount rate assumption for impairment analysis (as a percent)			9.50%
Oil well equipment
Royalty, stream and working interests
Impairment of royalty, streams and working interests		4,000,000
Recoverable amount	$ 4,700,000	$ 4,700,000
Weyburn and oil well equipment
Royalty, stream and working interests
Increase (Decrease) to impairment charges due to 1% increase in discount rate			$ 16,900,000
Increase (Decrease) to impairment charges due to 1% decrease in discount rate			(19,100,000)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices			(39,000,000)
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices			$ 39,800,000
Bottom | SCOOP/STACK
Royalty, stream and working interests
Change in discount rate assumption for impairment analysis (as a percent)			5.00%
Top | SCOOP/STACK
Royalty, stream and working interests
Change in discount rate assumption for impairment analysis (as a percent)			12.00%